Summarized Financial Information - Summary of Investments in Flash Ventures (Detail) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 5,090	$ 3,548
Total assets	12,960	13,506
Current liabilities	1,375	2,123
Total liabilities	$ 3,799	2,424
The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Current assets		3,548	$ 3,400
Total assets		13,506	13,820
Current liabilities		2,123	2,174
Total liabilities		2,424	2,381
Flash ventures | The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Current assets		777	666
Non-current assets		5,783	7,585
Total assets		6,560	8,251
Current liabilities		2,225	2,716
Non-current liabilities		3,312	4,297
Total liabilities		5,537	7,013
Total net equity of investees		$ 1,023	$ 1,238